Submission	Aug. 12, 2026
Submission [Line Items]
Central Index Key	0002029010
Registrant Name	North Haven Private Assets Fund
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES